Consolidated cash flow statement - GBP (£)		12 Months Ended
		Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Cash flows from operating activities
Total operating profit from continuing operations		£ 2,870,000,000		£ 3,493,000,000	[1]	£ 3,208,000,000
Adjustments for:
Exceptional items and remeasurements		572,000,000		(36,000,000)	[1]	565,000,000
Depreciation, amortisation and impairment		1,588,000,000		1,530,000,000	[1]	1,481,000,000
Share-based payments		27,000,000		16,000,000	[1]	32,000,000
Changes in working capital		40,000,000		118,000,000	[1]	151,000,000
Changes in provisions		(110,000,000)		(206,000,000)	[1]	(181,000,000)
Changes in pensions and other post-retirement benefit obligations		(123,000,000)		(239,000,000)	[1]	(768,000,000)
Cash flows relating to exceptional items		(400,000,000)		26,000,000	[1]	(36,000,000)
Cash generated from operations – continuing operations		4,464,000,000		4,702,000,000	[1]	4,452,000,000
Tax (paid)/recovered		(75,000,000)		8,000,000	[1]	(132,000,000)
Net cash inflow from operating activities – continuing operations		4,389,000,000		4,710,000,000	[1]	4,320,000,000
Net cash (used in)/inflow from operating activities – discontinued operations		(71,000,000)		(207,000,000)	[1]	909,000,000
Cash flows from investing activities
Acquisition of financial investments		(89,000,000)		(2,000,000)	[1]	0
Investments in joint ventures and associates		(143,000,000)		(129,000,000)	[1]	(76,000,000)
Loans to joint ventures and associates		(31,000,000)		(68,000,000)	[1]	(61,000,000)
Disposal of financial investments		18,000,000		134,000,000	[1]	0
Disposal of 61% interest in UK Gas Distribution		0		(20,000,000)	[1]	5,454,000,000
Purchases of intangible assets		(306,000,000)		(173,000,000)	[1]	(223,000,000)
Purchases of property, plant and equipment		(3,635,000,000)		(3,738,000,000)	[1]	(3,296,000,000)
Disposals of property, plant and equipment		38,000,000		10,000,000	[1]	18,000,000
Dividends received from joint ventures and associates		68,000,000		69,000,000	[1]	99,000,000
Interest received		68,000,000		30,000,000	[1]	51,000,000
Net movements in short-term financial investments		822,000,000		5,953,000,000	[1]	(5,600,000,000)
Net cash flow (used in)/from investing activities – continuing operations		(3,190,000,000)		2,066,000,000	[1]	(3,634,000,000)
Net cash flow from investing activities – discontinued operations	[2]	156,000,000		171,000,000	[1]	(680,000,000)
Cash flows from financing activities
Purchase of treasury shares		0		(1,017,000,000)	[1]	(189,000,000)
Proceeds from issue of treasury shares		17,000,000		33,000,000	[1]	18,000,000
Purchase of own shares		(2,000,000)		(5,000,000)	[1]	(6,000,000)
Proceeds received from loans		2,932,000,000		1,941,000,000	[1]	2,463,000,000
Repayment of loans		(1,969,000,000)		(2,156,000,000)	[1]	(1,616,000,000)
Net movements in short-term borrowings and derivatives		(268,000,000)		(772,000,000)	[1]	90,000,000
Interest paid		(914,000,000)		(853,000,000)	[1]	(839,000,000)
Dividends paid to shareholders		(1,160,000,000)		(4,487,000,000)	[1]	(1,463,000,000)
Net cash flow used in financing activities – continuing operations		(1,364,000,000)		(7,316,000,000)	[1]	(1,542,000,000)
Net cash flow (used in)/from financing activities – discontinued operations		0		(231,000,000)	[1]	1,611,000,000
Net (decrease)/increase in cash and cash equivalents		(80,000,000)		(807,000,000)	[1]	984,000,000
Disposal of bank overdraft in UK Gas Distribution		0		0	[1]	15,000,000
Exchange movements		3,000,000		(3,000,000)	[1]	16,000,000
Cash and cash equivalents, beginning balance		329,000,000	[1]	1,139,000,000	[1]	124,000,000
Cash and cash equivalents, ending balance		252,000,000		329,000,000	[1]	1,139,000,000	[1]
Quadgas HoldCo Limited
Cash flows from investing activities
Investments in joint ventures and associates		(2,000,000,000)		(2,100,000,000)
Cash flows from financing activities
Dividends received from associates		£ 133,000,000		144,000,000
Interest received from associates				£ 23,000,000		£ 27,000,000

[1]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).
[2]	Receipts of dividends from Quadgas HoldCo Limited of £133 million (2018: £144 million) and interest of £23 million (2018: £27 million).